Warrant Liability and Earnout Shares Liability (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 20, 2013	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2013
Warrants exercised by investors				2,483,839			2,428,494
Warrants exercised on a cash basis				102,570			102,570
Cash exercise of warrants for shares				2,381,269
Class of warrant or right, number of securities called by each warrant or right		1,019,669		1,019,669			1,001,848
Dividends payable, amount per share		$ 0.125		$ 0.125		$ 0.125
Fair value adjustment of warrants		$ 6,687	$ (16,391)	$ 12,598	$ (11,313)
Share price		$ 11.31		$ 11.31
Stock issued during period, shares, acquisitions	3,000,000						3,000,000
Earn Out Share Liability [Member]
Fair value assumption, warrant market risk description						The value of the earnout share liability is sensitive to changes in equity volatility and the forecasted EBITDA of the company. An increase or decrease in the equity volatility of 5% would result in an increase or decrease in the value of the earnout share liability of approximately 0.3%, respectively. An increase or decrease in the EBITDA of 5% would result in an increase or decrease in the value of the earnout share liability of approximately 0.3%, respectively.
OTC Pink Markets [Member]
Fair value adjustment of warrants						$ 8,591
Adjustments to additional paid in capital, warrant issued						$ 13,679
Warrant [Member]
Cash exercise of warrants for shares							2,325,924
Redeemable Warrants [Member]
Fair value assumption, warrant market risk description						The value of the redeemable warrants is sensitive to changes in the Company's common share price. An increase or decrease in the common share price of 5% would result in a increase or decrease in the value of the redeemable warrants of approximately 4.5% and 11.5% respectively. The potential increase is limited by the redemption feature. The value of the redeemable warrants is not particularly sensitive to changes in volatility (a 5% increase or decrease would result in a less than a 1% change in the value of the redeemable warrants), or the risk-free rate (a 50bps increase or decrease would result in less than a 0.25% change in value of the redeemable warrants). The value of the redeemable warrants are, in fact, almost completely insensitive to any changes in the risk-free rate or volatility. This is due to combination of the following circumstances 1) being close to their maximum value (i.e $13.74 common stock price vs. $14.00 redemption price), 2) their short remaining life (~1 year), and 3) the likelihood of exercise before the first dividend payment.
Class of warrant or right, exercise price of warrants or rights						$ 13.74
Share price						$ 14.00
Nonredeemable Warrants [Member]
Fair value assumption, warrant market risk description						The value of the non-redeemable warrants is sensitive to changes in the Company's common share price. An increase or decrease in the common share price of 5% would result in an increase or decrease in the value of the non-redeemable warrants of approximately 11.5%, respectively. The value of the non-redeemable warrants is not particularly sensitive to changes in volatility assumption (a 5% increase or decrease would result in a less than a 1% change in the non-redeemable warrant value), or changes in the risk-free rate assumption (a 50bps increase or decrease would result in less than a 0.25% change in the non-redeemable warrant value).